GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Statement of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 2,357	$ 2,637	$ 2,588
Costs and expenses:
Cost of sales, excluding depreciation	1,705	1,798	1,645
Selling, general and administrative expenses	435	422	411
Depreciation and amortization expenses	(187)	(197)	(197)
Research and development expenses	69	78	73
Operating (loss) income	(39)	142	262
Other income (expense):
Interest income	1	1	2
Interest expense	(278)	(257)	(251)
Other income, net	11	0	0
Gains (loss) on extinguishment and exchange of debt	(57)	7	(78)
(Loss) income before income taxes and losses from unconsolidated entities	(362)	(107)	(65)
Income Tax Expense (Benefit)	8	27	(2)
Loss before earnings from unconsolidated entities	(370)	(134)	(63)
Losses from unconsolidated entities	5	(6)	0
Net loss	(365)	(140)	(63)
Net income attributable to the noncontrolling interest	0	(1)	(1)
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(365)	(141)	(64)
Comprehensive (loss) income	(413)	(130)	(27)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	0	0	0
Costs and expenses:
Cost of sales, excluding depreciation	0	0	0
Selling, general and administrative expenses	26	4	(47)
Depreciation and amortization expenses	0	0	0
Research and development expenses	0	0	0
Operating (loss) income	(26)	(4)	47
Other income (expense):
Interest income	0	0	0
Interest expense	(237)	(211)	(211)
Other income, net	0	3	(1)
Gains (loss) on extinguishment and exchange of debt	(20)	7	(78)
(Loss) income before income taxes and losses from unconsolidated entities	(283)	(205)	(243)
Income Tax Expense (Benefit)	0	0	0
Loss before earnings from unconsolidated entities	(283)	(205)	(243)
Losses from unconsolidated entities	(82)	64	179
Net loss	(365)	(141)	(64)
Net income attributable to the noncontrolling interest	0	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(365)	(141)	(64)
Comprehensive (loss) income	(413)	(130)	(27)
Guarantor subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	1,002	1,145	1,118
Costs and expenses:
Cost of sales, excluding depreciation	735	808	737
Selling, general and administrative expenses	214	195	213
Depreciation and amortization expenses	(77)	(79)	(86)
Research and development expenses	46	54	49
Operating (loss) income	(70)	9	33
Other income (expense):
Interest income	132	103	97
Interest expense	(34)	(12)	(6)
Other income, net	0	(1)	0
Gains (loss) on extinguishment and exchange of debt	5	0	0
(Loss) income before income taxes and losses from unconsolidated entities	33	99	124
Income Tax Expense (Benefit)	(8)	0	1
Loss before earnings from unconsolidated entities	41	99	123
Losses from unconsolidated entities	(123)	(35)	56
Net loss	(82)	64	179
Net income attributable to the noncontrolling interest	0	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(82)	64	179
Comprehensive (loss) income	(130)	75	215
Non-guarantor subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	1,811	2,023	1,973
Costs and expenses:
Cost of sales, excluding depreciation	1,426	1,521	1,411
Selling, general and administrative expenses	195	223	245
Depreciation and amortization expenses	(110)	(118)	(111)
Research and development expenses	23	24	24
Operating (loss) income	57	137	182
Other income (expense):
Interest income	7	8	8
Interest expense	(145)	(144)	(137)
Other income, net	11	(2)	1
Gains (loss) on extinguishment and exchange of debt	(42)	0	0
(Loss) income before income taxes and losses from unconsolidated entities	(112)	(1)	54
Income Tax Expense (Benefit)	16	27	(3)
Loss before earnings from unconsolidated entities	(128)	(28)	57
Losses from unconsolidated entities	5	(6)	0
Net loss	(123)	(34)	57
Net income attributable to the noncontrolling interest	0	(1)	(1)
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(123)	(35)	56
Comprehensive (loss) income	(207)	4	119
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	(456)	(531)	(503)
Costs and expenses:
Cost of sales, excluding depreciation	(456)	(531)	(503)
Selling, general and administrative expenses	0	0	0
Depreciation and amortization expenses	0	0	0
Research and development expenses	0	0	0
Operating (loss) income	0	0	0
Other income (expense):
Interest income	(138)	(110)	(103)
Interest expense	138	110	103
Other income, net	0	0	0
Gains (loss) on extinguishment and exchange of debt	0	0	0
(Loss) income before income taxes and losses from unconsolidated entities	0	0	0
Income Tax Expense (Benefit)	0	0	0
Loss before earnings from unconsolidated entities	0	0	0
Losses from unconsolidated entities	205	(29)	(235)
Net loss	205	(29)	(235)
Net income attributable to the noncontrolling interest	0	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	205	(29)	(235)
Comprehensive (loss) income	$ 337	$ (79)	$ (334)